Document and Entity Information	Mar. 17, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001566388
Document Type	8-K
Document Period End Date	Mar. 17, 2026
Entity Registrant Name	DoubleLine Income Solutions Fund
Entity Incorporation State Country Code	MA
Entity File Number	811-22791
Entity Tax Identification Number	46-2184137
Entity Address, Address Line One	2002 North Tampa Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	(813)
Local Phone Number	791-7333
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares
Trading Symbol	DSL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false